 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost Growth Equity Fund

Frost Family of Funds - Institutional Class Shares - FICEX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$73	0.66%

How did the Fund perform in the last year?

For fiscal year 2025, the Frost Growth Equity Fund Institutional Class was up 20.89%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 296 basis points, and its large growth peer group by 63 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the second quartile over the period.

Sector allocation drove the shortfall, with an overweight in health care and underweight in information technology driving about a percentage point of underperformance compared with the benchmark.

In communication services, Spotify Technology was up 82% due to solid user growth, cost management, increased pricing and market share gains. New markets include podcasts and audiobooks. Meta Platforms (META) was a positive contributor at up 63%. Despite having launched over 20 years ago, Facebook, Instagram and Meta social media platforms’ user base continues to grow. META is a must-use platform for anyone placing digital ads. In addition, the company’s investments in artificial intelligence continue to yield benefits for ad targeting and returns.

In the consumer discretionary, an underweight in Tesla as well as an overweight position in Chipotle Mexican Grill were the notable detractors, reversing the prior fiscal year. While we admire Tesla’s leading position, vehicle sales look to drop for the first time this year. While Tesla remains the leader in electric vehicles and humanoid robots and robotaxis hold promise, the stock is expensive. We maintain the position as an underweight in the Fund. Chipotle store sales hit a soft patch in the first half, and new CEO Scott Boatwright has yet to stamp his mark on the chain’s growth. Chipotle remains the category leader and is still capable of strong growth.

Health care is experiencing one of the worst sector performances of all time and relative valuation is at a 30-year low. The Trump administration is looking to upend existing policies and structures and investors are hesitant to commit new capital. Thus, our overweight weighed on performance. In particular, UnitedHealthcare Group (UNH) was down 56% due to higher-than-expected medical costs and a government investigation into Medicare billing practices. We trimmed UNH during the fiscal year and then exited afterwards. Life science tools also struggled with fewer funds flowing into biopharma development, which hurt Danaher (DHR, down 29%).

Consumer staples and industrials were two bright spots during the year. Stock selection in each sector contributed about 30 basis points to performance. Consumer staples benefitted mostly by what we did not own as the benchmark sector was down 8.3% and as well as our ownership of Monster Beverage (MNST, up 14.3%). Industrials benefitted from GE Aerospace (up 60%) and Trane Technologies (up 23%). The Fund refreshed its industrials investments to reflect companies geared to higher economic growth areas, including electrification, AI/data center build outs and commercial aerospace.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Frost Growth Equity Fund, Institutional Class Shares - $4178778	Russell 1000 Index (USD) - $3511690	Russell 1000 Growth Benchmark Index (TR) (USD) - $4833882
Jul/15	$1000000	$1000000	$1000000
Jul/16	$982812	$1048353	$1043474
Jul/17	$1184656	$1215567	$1231839
Jul/18	$1481426	$1412355	$1513227
Jul/19	$1634676	$1525350	$1677009
Jul/20	$2090922	$1708918	$2177377
Jul/21	$2756461	$2357725	$2975991
Jul/22	$2343685	$2195752	$2621043
Jul/23	$2703277	$2480062	$3074724
Jul/24	$3456590	$3013325	$3902905
Jul/25	$4178778	$3511690	$4833882

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Institutional Class Shares	20.89%	14.85%	15.37%
Russell 1000 Index (USD)	16.54%	15.49%	13.38%
Russell 1000 Growth Benchmark Index (TR) (USD)	23.85%	17.29%	17.07%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,225,197	57	$1,179,353	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Materials	0.4%
Real Estate	0.7%
Consumer Staples	2.0%
Industrials	4.9%
Health Care	7.2%
Financials	7.7%
Consumer Discretionary	13.4%
Communication Services	14.9%
Information Technology	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.7%
NVIDIA	12.5%
Apple	6.9%
Amazon.com	6.5%
Meta Platforms, Cl A	5.9%
Broadcom	4.0%
Visa, Cl A	3.2%
Eli Lilly	2.9%
Mastercard, Cl A	2.7%
Alphabet, Cl A	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Growth Equity Fund / Institutional Class Shares - FICEX

Annual Shareholder Report: July 31, 2025

FICEX-AR-2025

Frost Growth Equity Fund

Frost Family of Funds - Investor Class Shares - FACEX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$100	0.91%

How did the Fund perform in the last year?

For fiscal year 2025, the Frost Growth Equity Fund Investor Class was up 20.56%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 329 basis points, and its large growth peer group by 96 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the second quartile over the period.

Sector allocation drove the shortfall, with an overweight in health care and underweight in information technology driving about a percentage point of underperformance compared with the benchmark.

In communication services, Spotify Technology was up 82% due to solid user growth, cost management, increased pricing and market share gains. New markets include podcasts and audiobooks. Meta Platforms (META) was a positive contributor at up 63%. Despite having launched over 20 years ago, Facebook, Instagram and Meta social media platforms’ user base continues to grow. META is a must-use platform for anyone placing digital ads. In addition, the company’s investments in artificial intelligence continue to yield benefits for ad targeting and returns.

In the consumer discretionary, an underweight in Tesla as well as an overweight position in Chipotle Mexican Grill were the notable detractors, reversing the prior fiscal year. While we admire Tesla’s leading position, vehicle sales look to drop for the first time this year. While Tesla remains the leader in electric vehicles and humanoid robots and robotaxis hold promise, the stock is expensive. We maintain the position as an underweight in the Fund. Chipotle store sales hit a soft patch in the first half, and new CEO Scott Boatwright has yet to stamp his mark on the chain’s growth. Chipotle remains the category leader and is still capable of strong growth.

Health care is experiencing one of the worst sector performances of all time and relative valuation is at a 30-year low. The Trump administration is looking to upend existing policies and structures and investors are hesitant to commit new capital. Thus, our overweight weighed on performance. In particular, UnitedHealthcare Group (UNH) was down 56% due to higher-than-expected medical costs and a government investigation into Medicare billing practices. We trimmed UNH during the fiscal year and then exited afterwards. Life science tools also struggled with fewer funds flowing into biopharma development, which hurt Danaher (DHR, down 29%).

Consumer staples and industrials were two bright spots during the year. Stock selection in each sector contributed about 30 basis points to performance. Consumer staples benefitted mostly by what we did not own as the benchmark sector was down 8.3% and as well as our ownership of Monster Beverage (MNST, up 14.3%). Industrials benefitted from GE Aerospace (up 60%) and Trane Technologies (up 23%). The Fund refreshed its industrials investments to reflect companies geared to higher economic growth areas, including electrification, AI/data center build outs and commercial aerospace.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Frost Growth Equity Fund, Investor Class Shares - $40754	Russell 1000 Index (USD) - $35117	Russell 1000 Growth Benchmark Index (TR) (USD) - $48339
Jul/15	$10000	$10000	$10000
Jul/16	$9799	$10484	$10435
Jul/17	$11791	$12156	$12318
Jul/18	$14706	$14124	$15132
Jul/19	$16183	$15254	$16770
Jul/20	$20652	$17089	$21774
Jul/21	$27162	$23577	$29760
Jul/22	$23022	$21958	$26210
Jul/23	$26501	$24801	$30747
Jul/24	$33803	$30133	$39029
Jul/25	$40754	$35117	$48339

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Investor Class Shares	20.56%	14.56%	15.08%
Russell 1000 Index (USD)	16.54%	15.49%	13.38%
Russell 1000 Growth Benchmark Index (TR) (USD)	23.85%	17.29%	17.07%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,225,197	57	$1,179,353	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Materials	0.4%
Real Estate	0.7%
Consumer Staples	2.0%
Industrials	4.9%
Health Care	7.2%
Financials	7.7%
Consumer Discretionary	13.4%
Communication Services	14.9%
Information Technology	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.7%
NVIDIA	12.5%
Apple	6.9%
Amazon.com	6.5%
Meta Platforms, Cl A	5.9%
Broadcom	4.0%
Visa, Cl A	3.2%
Eli Lilly	2.9%
Mastercard, Cl A	2.7%
Alphabet, Cl A	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Growth Equity Fund / Investor Class Shares - FACEX

Annual Shareholder Report: July 31, 2025

FACEX-AR-2025

Frost Total Return Bond Fund

Frost Family of Funds - Institutional Class Shares - FIJEX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$47	0.46%

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (Institutional Class Shares) returned 3.24% for the same period after fees, underperforming the benchmark slightly. Before fees the Fund produced a gross return of 3.70%.

• Broadly, the Fund outperformed its benchmark thanks to two of the four primary strategies the portfolio team uses – credit risk and asset sector allocations.

• The Fund was overweight in credit sectors for the year. This represented approximately half of its outperformance before fees. Riskier sectors like the high-yield space, outperformed lower credit-risk sectors like U.S. Treasurys.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund was overweight in securitized sectors like asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLO). These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns before fees during the year were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return before fees during the year was the U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% corporates, 8% ABS, 5% CLOs and 5% CMBS.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Frost Total Return Bond Fund, Institutional Class Shares - $1404546	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040
Jul/15	$1000000	$1000000
Jul/16	$1040169	$1059350
Jul/17	$1077896	$1053897
Jul/18	$1095191	$1045465
Jul/19	$1152012	$1129947
Jul/20	$1158896	$1244311
Jul/21	$1238289	$1235579
Jul/22	$1197382	$1122940
Jul/23	$1221900	$1085120
Jul/24	$1360444	$1140472
Jul/25	$1404546	$1179040

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Institutional Class Shares	3.24%	3.92%	3.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / Institutional Class Shares - FIJEX

Annual Shareholder Report: July 31, 2025

FIJEX-AR-2025

Frost Total Return Bond Fund

Frost Family of Funds - Investor Class Shares - FATRX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$72	0.71%

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (Investor Class Shares) returned 3.09% for the same period net of fees.

• Broadly, the Fund, before fees, outperformed relative to its benchmark from two of the four primary decisions the portfolio team utilizes – credit risk allocations and asset sector allocation.

• The Fund spent the year overweight in the credit sectors, and this represented approximately half of its outperformance on a gross fee basis as generally the riskier sectors like the high-yield space outperformed and the lower credit-risk sectors like U.S. Treasurys underperformed.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund spent the year overweight in most of the securitized sectors such as ABS, CMBS and CLOs. These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns during the year before fees were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return gross of fees during the year was its U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% Corporates, 8% ABS, 5% CLOs, and 5% CMBS.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Frost Total Return Bond Fund, Investor Class Shares - $13701	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790
Jul/15	$10000	$10000
Jul/16	$10376	$10594
Jul/17	$10726	$10539
Jul/18	$10871	$10455
Jul/19	$11397	$11299
Jul/20	$11447	$12443
Jul/21	$12201	$12356
Jul/22	$11768	$11229
Jul/23	$11979	$10851
Jul/24	$13290	$11405
Jul/25	$13701	$11790

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Investor Class Shares	3.09%	3.66%	3.20%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / Investor Class Shares - FATRX

Annual Shareholder Report: July 31, 2025

FATRX-AR-2025

Frost Total Return Bond Fund

Frost Family of Funds - A Class Shares - FAJEX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$82	0.81%

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (A Class Shares) returned 2.90% net of fees for the same period.

• Broadly, the Fund — before fees — outperformed relative to the benchmark thanks to two strategies the portfolio team uses: credit risk and asset sector allocations.

• The Fund was overweight in the credit sectors for the year. This represented nearly half of its performance before fees. Riskier sectors like the high-yield space outperformed the lower credit-risk sectors like U.S. Treasurys.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund spent the year overweight in most of the securitized sectors like ABS, CMBS and CLOs. These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns before fees during the year were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return gross of fees during the year was its U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% Corporates, 8% ABS, 5% CLOs and 5% CMBS.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	A Class Shares, With Load* - $13236	A Class Shares, Without Load - $13575	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790
Jul/15	$9750	$10000	$10000
Jul/16	$10099	$10358	$10594
Jul/17	$10422	$10690	$10539
Jul/18	$10554	$10825	$10455
Jul/19	$11049	$11332	$11299
Jul/20	$11086	$11370	$12443
Jul/21	$11830	$12133	$12356
Jul/22	$11400	$11692	$11229
Jul/23	$11593	$11890	$10851
Jul/24	$12863	$13193	$11405
Jul/25	$13236	$13575	$11790

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund
A Class Shares, With Load*	0.36%	3.08%	2.84%
A Class Shares, Without Load	2.90%	3.61%	3.10%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Footnote Reference*Reflects Sales charge of 2.50%

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / A Class Shares - FAJEX

Annual Shareholder Report: July 31, 2025

FAJEX-AR-2025

Frost Credit Fund

Frost Family of Funds - Institutional Class Shares - FCFIX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$68	0.66%

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year.The Frost Credit Fund (the Institutional Class Shares) returned 5.60% after fees over the same period, underperforming the benchmark during the year. Before fees the Fund produced a gross return of 6.3%.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long end of the U.S. yield curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns over 7% before fees.

• The Fund saw negative performance during the year from being underweight to credit risk and from security selection. Regarding credit risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Frost Credit Fund, Institutional Class Shares - $1607706	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $1500036
Jul/15	$1000000	$1000000	$1000000
Jul/16	$1027906	$1059350	$1066725
Jul/17	$1121234	$1053897	$1130831
Jul/18	$1165627	$1045465	$1141770
Jul/19	$1222483	$1129947	$1239407
Jul/20	$1244325	$1244311	$1338733
Jul/21	$1382650	$1235579	$1416924
Jul/22	$1298968	$1122940	$1274298
Jul/23	$1367929	$1085120	$1294122
Jul/24	$1522492	$1140472	$1407872
Jul/25	$1607706	$1179040	$1500036

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Institutional Class Shares	5.60%	5.26%	4.86%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / Institutional Class Shares - FCFIX

Annual Shareholder Report: July 31, 2025

FCFIX-AR-2025

Frost Credit Fund

Frost Family of Funds - Investor Class Shares - FCFAX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$93	0.91%

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year. The Frost Credit Fund (Investor Class Shares) returned 5.35% net of fees over the same period.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long end of the U.S. yield curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns over 7% before fees.

• The Fund saw negative performance during the year from being underweight to credit-risk and from security selection. Regarding credit-risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Frost Credit Fund, Investor Class Shares - $15679	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $15000
Jul/15	$10000	$10000	$10000
Jul/16	$10254	$10594	$10667
Jul/17	$11159	$10539	$11308
Jul/18	$11572	$10455	$11418
Jul/19	$12107	$11299	$12394
Jul/20	$12292	$12443	$13387
Jul/21	$13613	$12356	$14169
Jul/22	$12770	$11229	$12743
Jul/23	$13401	$10851	$12941
Jul/24	$14882	$11405	$14079
Jul/25	$15679	$11790	$15000

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Investor Class Shares	5.35%	4.99%	4.60%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / Investor Class Shares - FCFAX

Annual Shareholder Report: July 31, 2025

FCFAX-AR-2025

Frost Credit Fund

Frost Family of Funds - A Class Shares - FCFBX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$93	0.91%

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg Barclays U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year. The Frost Credit Fund (A Class Shares) returned 5.35% net of fees over the same period.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long-end of the U.S yield. curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns gross of fees over 7%.

• The Fund saw negative performance during the year from being underweight to credit risk and from security selection. Regarding credit risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	A Class Shares, With Load* - $15187	A Class Shares, Without Load - $15577	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $15000
Jul/15	$9750	$10000	$10000	$10000
Jul/16	$9980	$10236	$10594	$10667
Jul/17	$10845	$11123	$10539	$11308
Jul/18	$11222	$11509	$10455	$11418
Jul/19	$11738	$12039	$11299	$12394
Jul/20	$11906	$12212	$12443	$13387
Jul/21	$13200	$13539	$12356	$14169
Jul/22	$12369	$12686	$11229	$12743
Jul/23	$12995	$13328	$10851	$12941
Jul/24	$14416	$14786	$11405	$14079
Jul/25	$15187	$15577	$11790	$15000

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund
A Class Shares, With Load*	2.73%	4.46%	4.26%
A Class Shares, Without Load	5.35%	4.99%	4.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Footnote Reference*Reflects Sales charge of 2.50%

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / A Class Shares - FCFBX

Annual Shareholder Report: July 31, 2025

FCFBX-AR-2025

Frost Low Duration Bond Fund

Frost Family of Funds - Institutional Class Shares - FILDX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$45	0.44%

How did the Fund perform in the last year?

• The Bloomberg U.S. Government Credit One to Five Year Bond Index returned 4.74% during the year that ended July 31, 2025. The Frost Low Duration Bond Fund (Institutional Class Shares) returned 4.90% after fees over the same period, representing slight outperformance. The Fund returned 5.34% before fees.

• The Fund maintained an underweight allocation to interest rate risk during the first seven months of the year and then a slight overweight allocation during the remaining five months. The Fund’s effective duration during the year ranged from 2.35% to 2.75% and finished the year at 2.69%.

• Short-term interest rates, while volatile, finished the year lower than where they began the year as the Federal Reserve lowered money market rates in the fourth quarter of 2024 and yields across the two- to five-year U.S. Treasury yield curve declined.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• Broadly, the Fund outperformed before fees from asset sector allocation decisions and individual security selection.

• Regarding sector allocations, the Fund was overweight in the ABS sector and underweight in the U.S. Treasury sector throughout the year resulting in the majority of the Fund’s positive outperformance relative to the benchmark.

• The Fund’s average ABS allocation during the year was 31% and the sector delivered a total return of approximately 7% before fees.

• The Fund’s average U.S. Treasury allocation was 42% (compared to 68% for the benchmark) and the sector delivered the lowest return before fees at approximately 4.25%.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Frost Low Duration Bond Fund, Institutional Class Shares - $1229594	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040	Bloomberg 1-5 Year U.S. Government/Credit Index (USD) - $1206217
Jul/15	$1000000	$1000000	$1000000
Jul/16	$1014277	$1059350	$1025359
Jul/17	$1029302	$1053897	$1029234
Jul/18	$1037505	$1045465	$1023663
Jul/19	$1074031	$1129947	$1077125
Jul/20	$1115512	$1244311	$1140743
Jul/21	$1135779	$1235579	$1145597
Jul/22	$1084741	$1122940	$1092397
Jul/23	$1096091	$1085120	$1088245
Jul/24	$1172126	$1140472	$1151675
Jul/25	$1229594	$1179040	$1206217

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Institutional Class Shares	4.90%	1.97%	2.09%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	4.74%	1.12%	1.89%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,063,819	53	$814,427	46%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.3%
Mortgage-Backed Securities	0.4%
Real Estate	1.1%
Consumer Discretionary	1.5%
Industrials	1.9%
Communication Services	2.2%
Financials	3.5%
U.S. Government Agency Obligation	3.8%
Energy	4.0%
Information Technology	7.3%
Asset-Backed Securities	28.9%
U.S. Treasury Obligations	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	18.8%
U.S. Treasury Notes	4.000%	01/31/29	17.0%
U.S. Treasury Notes	4.375%	11/30/28	7.6%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.6%
News	3.875%	05/15/29	2.2%
Equities	7.500%	06/01/27	2.1%
MasTec	6.625%	08/15/29	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Low Duration Bond Fund / Institutional Class Shares - FILDX

Annual Shareholder Report: July 31, 2025

FILDX-AR-2025

Frost Low Duration Bond Fund

Frost Family of Funds - Investor Class Shares - FADLX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$71	0.69%

How did the Fund perform in the last year?

• The Bloomberg U.S. Government Credit One to Five Year Bond Index returned 4.74% during the year that ended July 31, 2025. The Frost Low Duration Bond Fund (Investor Class Shares) returned 4.64% net of fees for the same period.

• The Fund maintained an underweight allocation to interest rate risk during the first seven months of the year and then a slight overweight allocation during the remaining five months of the year. The Fund’s effective duration during the year ranged from 2.35% to 2.75% and finished the year at 2.69%.

• Short-term interest rates, while volatile, finished the year lower than where they began the year as the Federal Reserve lowered money market rates in the fourth quarter of 2024 and yields across the two- to five-year U.S. Treasury yield curve declined.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• Broadly, the Fund, before fees, outperformed from asset sector allocation decisions and individual security selection.

• Regarding sector allocations, the Fund was overweight in the ABS sector and underweight in the U.S. Treasury sector throughout the year resulting in the majority of the Fund’s positive outperformance relative to the benchmark.

• The Fund’s average ABS allocation during the year was 31% and the sector delivered a total return of approximately 7% before fees.

• The Fund’s average U.S. Treasury allocation was 42% (compared to 68% for the benchmark) and the sector delivered the lowest return before fees at approximately 4.25%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Frost Low Duration Bond Fund, Investor Class Shares - $12001	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	Bloomberg 1-5 Year U.S. Government/Credit Index (USD) - $12062
Jul/15	$10000	$10000	$10000
Jul/16	$10118	$10594	$10254
Jul/17	$10243	$10539	$10292
Jul/18	$10299	$10455	$10237
Jul/19	$10635	$11299	$10771
Jul/20	$11028	$12443	$11407
Jul/21	$11201	$12356	$11456
Jul/22	$10660	$11229	$10924
Jul/23	$10756	$10851	$10882
Jul/24	$11470	$11405	$11517
Jul/25	$12001	$11790	$12062

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Investor Class Shares	4.64%	1.71%	1.84%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	4.74%	1.12%	1.89%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,063,819	53	$814,427	46%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.3%
Mortgage-Backed Securities	0.4%
Real Estate	1.1%
Consumer Discretionary	1.5%
Industrials	1.9%
Communication Services	2.2%
Financials	3.5%
U.S. Government Agency Obligation	3.8%
Energy	4.0%
Information Technology	7.3%
Asset-Backed Securities	28.9%
U.S. Treasury Obligations	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	18.8%
U.S. Treasury Notes	4.000%	01/31/29	17.0%
U.S. Treasury Notes	4.375%	11/30/28	7.6%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.6%
News	3.875%	05/15/29	2.2%
Equities	7.500%	06/01/27	2.1%
MasTec	6.625%	08/15/29	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Low Duration Bond Fund / Investor Class Shares - FADLX

Annual Shareholder Report: July 31, 2025

FADLX-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial expert is Robert Mulhall, and is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Frost Family of Funds (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2025			FYE July 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$217,400	None	None	$259,200	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE July 31, 2025	FYE July 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $18,000 and $16,000 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

Frost Family of Funds

Annual Financials and Other Information

July 31, 2025

FROST GROWTH EQUITY FUND	FROST CREDIT FUND
(Institutional Class Shares: FICEX)	(Institutional Class Shares: FCFIX)
(Investor Class Shares: FACEX)	(Investor Class Shares: FCFAX)
(A Class Shares: FCFBX)

FROST TOTAL RETURN BOND FUND	FROST LOW DURATION BOND FUND
(Institutional Class Shares: FIJEX)	(Institutional Class Shares: FILDX)
(Investor Class Shares: FATRX)	(Investor Class Shares: FADLX)
(A Class Shares: FAJEX)

Investment Advisor:

Frost Investment Advisors, LLC

Table of Contents July 31, 2025

Financial Statements (Form N-CSR Item 7)

Schedules of Investments	1
Glossary	20
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	41
Notice to Shareholders	42
Other Information (Form N-CSR Items 8-11) (Unaudited)	43

Frost Growth Equity Fund July 31, 2025

Description	Shares	Value
COMMON STOCK§ — 99.4%
Communication Services — 14.9%
Alphabet, Cl A	34,405	$6,602,319
Alphabet, Cl C	33,773	6,513,461
Meta Platforms, Cl A	18,448	14,268,421
Netflix *	5,189	6,016,127
Spotify Technology *	4,407	2,761,162
		36,161,490
Consumer Discretionary — 13.4%
Amazon.com *	67,672	15,842,692
Booking Holdings	452	2,487,835
Chipotle Mexican Grill, Cl A *	41,648	1,785,866
Home Depot	7,032	2,584,330
NIKE, Cl B	3,543	264,627
O'Reilly Automotive *	34,680	3,409,738
Royal Caribbean Cruises	5,090	1,617,958
Tesla *	9,814	3,025,362
TJX	11,298	1,406,940
		32,425,348
Consumer Staples — 2.0%
Coca-Cola	19,110	1,297,378
Costco Wholesale	3,201	3,007,787
Monster Beverage *	10,256	602,540
		4,907,705
Energy — 0.3%
Chevron	4,233	641,892

Financials — 7.7%
Arthur J Gallagher	4,344	1,247,814
Mastercard, Cl A	11,656	6,602,774
Moody's	5,778	2,979,888
Visa, Cl A	22,205	7,671,162
		18,501,638
Health Care — 7.2%
AbbVie	9,615	1,817,427
Boston Scientific *	30,878	3,239,720
Danaher	6,516	1,284,695
Eli Lilly	9,397	6,954,438
Intuitive Surgical *	8,096	3,894,905
Regeneron Pharmaceuticals	470	256,366
UnitedHealth Group	149	37,184
		17,484,735
Industrials — 4.9%
Canadian Pacific Kansas City	7,232	531,913
Eaton	5,694	2,190,596
General Electric	14,388	3,900,299
Trane Technologies	3,500	1,533,280
TransDigm Group	799	1,285,160
Uber Technologies *	29,014	2,545,978
		11,987,226
Information Technology — 47.9%
Adobe *	2,101	751,507
Apple	80,760	16,763,353
Arista Networks *	23,448	2,889,263
ASML Holding, Cl G	523	363,333
Atlassian, Cl A *	5,304	1,017,201
Broadcom	32,962	9,680,939
Datadog, Cl A *	10,680	1,494,986
Intuit	3,657	2,871,220
Description	Shares	Value
Marvell Technology	12,822	$1,030,504
Microsoft	57,811	30,842,169
Monolithic Power Systems	1,907	1,356,335
NVIDIA	170,662	30,355,650
Oracle	16,135	4,094,579
Palo Alto Networks *	8,814	1,530,110
QUALCOMM	3,326	488,124
Salesforce	3,598	929,471
ServiceNow *	3,499	3,299,977
Snowflake, Cl A *	10,993	2,456,936
Synopsys *	3,712	2,351,441
Workday, Cl A *	6,344	1,455,187
		116,022,285
Materials — 0.4%
Sherwin-Williams	2,805	928,118

Real Estate — 0.7%
American Tower ‡	8,514	1,774,232

Total Common Stock
(Cost $89,968,641)		240,834,669

Total Investments — 99.4%
(Cost $89,968,641)		$240,834,669

Percentages are based on Net Assets of $242,225,197.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

As of July 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 42.2%
Agency Mortgage-Backed Obligation — 21.6%
FHLMC
6.000%, 08/01/53 to 09/01/53	$40,164,578	$40,911,349
5.500%, 08/01/54 to 11/01/54	166,267,311	165,811,599
5.000%, 06/01/54	30,115,922	29,365,351
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	333,043	25,309
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,639,390	4,463,858
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	342,622	6,172
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	960,657	17,378
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	5,053,142	386,717
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	804,069	16,520
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	1,988,282	83,341
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	228,228	31,907
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	2,973,571	2,938,000
FHLMC, Ser 2019-4908, Cl AS, IO
1.636%, SOFR30A + 5.986%, 01/25/45 (A)	7,867,038	831,121
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (B)(C)	64,014,619	42,778,653
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	83,634,468	84,644,889
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	75,266,540	76,181,179
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	12,963,369	13,407,375
FNMA
6.500%, 11/01/53	32,228,614	33,343,599
6.000%, 09/01/53	17,101,293	17,205,468
5.500%, 05/01/44 to 01/01/54	20,109,093	20,101,228
5.000%, 11/01/39 to 07/01/53	26,960,240	26,669,963
4.500%, 08/01/41	1,605,122	1,584,069
3.000%, 11/01/46	3,285,537	2,893,817
2.710%, 09/01/29	8,000,000	7,524,206
2.180%, 01/01/27	5,000,000	4,841,291
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	354,254	3,765
Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	$1,013,391	$48,409
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	37,194	145
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,549,558	65,687
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	4,396,754	4,239,550
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	397,235	11,897
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	2,798,060	222,429
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	15,045,822	15,379,218
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	18,807,278	18,852,041
GNMA
6.500%, 01/20/54	2,693,308	2,746,388
6.000%, 10/20/54	4,141,019	4,167,839
5.000%, 02/20/55	23,356,542	22,689,010
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	5,701,138	573,198
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	1,123,148	31,909
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,282,412	77,791
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	268,341	1,454
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,347,857	1,244,269
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	190,202	811
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	12,571,097	2,551,649
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	530,943	8,928
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	16,721,120	2,209,627
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	22,452,009	2,644,548
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(C)	25,530,522	18,219,770
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (B)(C)	15,111,377	11,190,987
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	4,787,470	4,812,905
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(C)	26,397,485	21,898,868
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	15,058,431	15,374,732
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,188,022
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	19,926,811	19,820,956
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	2,695,068	2,700,156
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	3,659,671	3,715,393

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	$4,550,129	$4,569,715
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	6,365,551	6,240,480
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	16,609,598	16,368,174
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	2,026,546	2,046,911
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	4,825,180	4,676,415
GNMA, Ser 2025-28, Cl FW
5.198%, SOFR30A + 0.850%, 04/20/54 (A)	33,673,571	33,623,283
		829,281,688
Commercial Mortgage-Backed Obligation — 10.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
7.463%, TSFR1M + 3.127%, 09/15/34 (A)(D)	12,500,000	12,057,034
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	59,742	58,890
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,337,022
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	8,983,290
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,632,113
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(D)	8,000,000	7,441,047
BXMT, Ser 2020-FL2, Cl A
5.608%, TSFR1M + 1.264%, 02/15/38 (A)(D)	2,077,570	2,072,280
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
3.815%, 06/10/48 (A)	5,000,000	993,533
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.410%, 12/10/47 (A)	1,699,039	1,673,553
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.289%, 02/10/48 (A)(D)	9,000,000	6,030,810
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.759%, 04/10/47 (A)(D)	3,039,251	2,980,897
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	1,677,839	1,612,676
DROP Mortgage Trust, Ser 2021-FILE, Cl D
7.207%, TSFR1M + 2.864%, 10/15/43 (A)(D)	15,000,000	12,675,000
Description	Face Amount	Value
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.010%, 11/25/52 (A)(D)	$30,925,816	$26,569,482
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	49,561,882	50,019,050
GNMA, Ser 107, Cl B
4.750%, 03/16/53	35,000,000	33,735,986
GNMA, Ser 130, Cl AG
4.500%, 04/16/59	49,977,106	48,121,549
GNMA, Ser 2025-105, Cl DF
5.748%, SOFR30A + 1.400%, 06/20/55 (A)	49,953,889	50,224,450
GNMA, Ser 2025-71, Cl HT
5.000%, 04/20/55	49,631,024	48,484,061
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.173%, TSFR1M + 2.832%, 03/15/41 (A)(D)	18,000,000	17,973,643
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,322,160
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.320%, 06/15/49 (A)	4,328,000	2,703,993
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.349%, 02/15/51 (A)	299,560	297,588
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,962,963
TRTX Issuer, Ser 2021-FL4, Cl C
6.858%, TSFR1M + 2.514%, 03/15/38 (A)(D)	10,000,000	9,961,470
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.699%, 01/15/59 (A)	5,000,000	4,932,467
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	2,000,000	1,932,840
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,803,334
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(D)	5,000,000	4,872,160
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	5,840,577	5,622,781
		385,088,122

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 10.6%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(D)	$1,672,977	$1,403,140
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(D)	7,255,410	7,080,287
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (D)	4,788,012	4,713,685
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(D)	8,000,000	7,526,710
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (D)	5,000,000	4,653,125
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	15,156,768
CAFL, Ser 2021-RTL1, Cl A1
4.239%, 03/28/29 (D)(E)	450,885	450,578
CAFL, Ser 2022-RTL1, Cl A1
6.250%, 05/28/29 (E)	1,766,377	1,766,377
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust Series, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(D)	15,000,000	14,919,121
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(D)	3,564,326	3,587,936
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(D)	8,487,330	8,391,516
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/56 (A)(D)	7,757,425	7,753,521
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	706,746	652,542
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	76,742	72,589
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(D)	936,745	870,583
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
6.118%, 08/25/54 (A)(D)	4,875,677	4,822,475
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(D)	13,655,577	13,894,932
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.055%, 07/25/61 (A)(D)	15,000,000	14,399,109
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(D)	4,898,584	4,904,292
Description	Face Amount	Value
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(D)	$27,778,808	$27,924,202
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(D)	10,575,643	10,559,624
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/55 (A)(D)	13,000,000	12,971,208
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(D)	8,926,623	7,497,314
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(D)	2,339,000	2,350,009
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(D)	3,957,418	3,978,132
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.322%, 08/25/54 (A)(D)	10,108,952	10,662,400
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(D)	10,948,813	9,761,852
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(D)	3,334,800	3,327,171
JP Morgan Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 02/25/55 (A)(D)	10,700,000	10,462,327
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(D)	17,616,813	17,718,687
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(D)	4,000,000	3,517,065
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.712%, 05/15/49 (A)	2,413,000	2,231,660
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(D)	3,649,313	3,662,246
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (D)(E)	3,651,999	3,660,069
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (D)(E)	4,820,673	4,626,894
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (D)(E)	5,838,200	5,070,770
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (D)(E)	4,939,622	4,926,686
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(D)	6,405,360	6,402,265
PRET, Ser 2024-NPL5, Cl A1
5.963%, 09/25/54 (D)(E)	3,706,051	3,703,964

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
PRET, Ser 2024-NPL6, Cl A2
8.716%, 10/25/54 (D)(E)	$3,000,000	$2,994,751
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (D)(E)	4,250,000	4,234,950
PRET, Ser 2024-NPL8, Cl A1
5.963%, 11/25/54 (D)(E)	3,156,136	3,155,856
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (D)(E)	4,808,670	4,786,807
PRET, Ser 2025-NPL4, Cl A1
6.368%, 04/25/55 (D)(E)	4,283,172	4,298,025
PRPM, Ser 2024-2, Cl A1
7.026%, 03/25/29 (D)(E)	1,551,605	1,551,507
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	434,763	384,530
Rate Mortgage Trust, Ser 2025-J1, Cl A1
6.000%, 03/25/55 (A)(D)	19,431,391	19,489,374
RCKT Mortgage Trust, Ser 2025-1, Cl A1
6.000%, 03/25/55 (A)(D)	4,732,276	4,756,808
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.842%, 04/25/43 (A)(D)	40,995,022	935,441
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(D)	4,879,290	4,964,814
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(D)	8,729,692	8,714,341
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(D)	12,231,618	12,330,758
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(D)	21,861,096	22,032,323
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(D)	13,640,821	13,486,830
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(D)	5,962,925	5,903,063
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (D)(E)	5,000,000	5,004,820
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(D)	1,500,000	1,511,184
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (D)(E)	7,000,000	6,976,892
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,436,442	3,391,583
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)	4,162,335	4,035,089
		406,973,577
Total Mortgage-Backed Securities
(Cost $1,621,105,241)		1,621,343,387
Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bills
4.443%, 08/19/25 (H)	$2,000,000	$1,995,714
4.361%, 08/12/25 (H)	2,000,000	1,997,387
U.S. Treasury Bonds
4.750%, 11/15/43	100,000,000	98,734,375
4.625%, 11/15/44	225,000,000	217,652,344
4.125%, 08/15/44	200,000,000	181,093,750
4.000%, 11/15/42	80,000,000	72,206,250
3.250%, 05/15/42	120,000,000	98,217,187
U.S. Treasury Notes
4.375%, 01/31/32	100,000,000	101,507,812
4.250%, 05/15/35	125,000,000	123,906,250
4.125%, 05/31/32	90,000,000	89,957,812
Total U.S. Treasury Obligations
(Cost $1,034,202,904)		987,268,881

CORPORATE OBLIGATIONS — 15.2%
Communication Services — 0.5%
OT Midco
10.000%, 02/15/30 (D)	25,000,000	20,374,500

Consumer Discretionary — 1.6%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,785,285
3.700%, 12/01/29	8,000,000	7,568,912
Cornell University
4.835%, 06/15/34	2,000,000	1,987,252
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	2,951,924
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	5,076,665
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,391,336
6.750%, 03/15/34	10,000,000	10,885,180
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,060,530
Saks Global Enterprises
11.000%, 12/15/29(D)	38,000,000	8,550,000
STL Holding
8.750%, 02/15/29(D)	8,600,000	8,928,812
TransJamaican Highway
5.750%, 10/10/36(D)	1,273,982	1,178,433
VistaJet Malta Finance
6.375%, 02/01/30(D)	2,000,000	1,889,317
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,106,006
		60,359,652
Consumer Staples — 0.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,110,190

Energy — 3.7%
APA
7.750%, 12/15/29(D)	4,138,000	4,456,363
6.000%, 01/15/37(D)	250,000	226,819
Barclays
9.625%, USISSO05 + 5.775%, 03/15/74(A)	5,000,000	5,647,900

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	$2,000,000	$2,182,180
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(D)	5,000,000	5,174,389
New England Power
2.807%, 10/06/50(D)	5,000,000	3,012,617
Panoro Energy
10.250%, 12/11/29	2,500,000	2,522,592
Paratus Energy Services
9.000% PIK, 07/15/26	2,114,563	2,105,047
9.000% PIK, 07/15/26(D)	4,433,363	4,413,413
Paratus Energy Services
9.500%, 06/27/29	47,400,000	46,866,750
PBF Holding
9.875%, 03/15/30(D)	18,000,000	17,841,728
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/74(A)(D)	4,000,000	4,175,024
Telford Finco
11.000%, 11/06/29	14,162,756	13,956,405
Topaz Solar Farms
5.750%, 09/30/39(D)	6,990,462	6,867,779
Waldorf Energy Finance
15.000%, 09/02/73(F)	1,832,387	366,477
12.000%, 03/02/26(F)(G)	2,148,478	429,696
0.000%, 06/02/74(F)(I)	68,715	13,743
0.000%, 06/02/74(F)(I)	224,563	44,912
0.000%, 07/01/74(F)(I)	72,359	14,472
0.000%, 07/01/74(F)(I)	5,336,964	1,067,393
Waldorf Production UK
13.000%, 09/02/25	11,021,065	10,690,435
13.000%, 09/02/25	10,732,998	10,411,010
		142,487,144
Financials — 5.3%
BAC Capital Trust XIV
4.980%, TSFR3M + 0.662%, 09/15/73(A)	9,870,000	8,118,935
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/74(A)	5,000,000	5,905,360
Barclays
8.000%, H15T5Y + 5.431%, 12/15/73(A)	30,250,000	32,060,221
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,062,256
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,228,808
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,282,560
4.000%, 02/01/29	13,300,000	12,993,801
Comerica Bank
7.875%, 09/15/26	10,090,000	10,410,979
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/74(G)	10,000,000	675,000
Description	Face Amount	Value
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	$4,000,000	$4,088,789
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	10,000,000	10,778,194
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,805,698
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,325,629
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	3,029,661
7.050%, 07/15/28(D)	11,075,000	11,620,827
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/73(A)	5,000,000	4,902,459
Golub Capital Private Credit Fund
5.800%, 09/12/29	2,000,000	2,005,443
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,861,456
Jefferies Financial Group MTN
6.000%, 09/16/36	4,732,000	4,703,088
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,950,287
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,343,957
4.100%, 04/30/28	7,113,000	7,051,433
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,971,188
5.200%, 01/31/33	3,000,000	3,013,509
SBL Holdings
9.508%, H15T5Y + 5.580%, 05/13/74(A)(D)	2,500,000	2,543,750
6.500%, H15T5Y + 5.620%, 11/13/73(A)(D)	12,492,000	11,622,715
Synovus Bank
5.625%, 02/15/28	8,000,000	8,113,466
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,195,005
3.700%, H15T5Y + 2.541%, 01/15/74(A)	3,273,000	3,146,505
		201,810,979
Industrials — 2.8%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,766,791
Boeing
7.008%, 05/01/64	38,598,000	42,593,298
5.930%, 05/01/60	15,000,000	14,351,550
5.875%, 02/15/40	15,355,000	15,444,309
5.705%, 05/01/40	5,000,000	4,967,200
2.950%, 02/01/30	3,344,000	3,105,465
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,871,706
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	4,972,961	4,886,867
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,065,938

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
Regal Rexnord
6.300%, 02/15/30	$4,500,000	$4,710,568
Twma Finance
13.000%, 02/08/27	3,500,000	3,621,767
		106,385,459
Information Technology — 0.6%
Gartner
3.625%, 06/15/29(D)	3,000,000	2,845,222
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	20,776,416
		23,621,638
Materials — 0.0%
Hillgrove Mines Pty
12.000%, 08/01/29	1,000,000	953,006
Nacional del Cobre de Chile
3.150%, 01/15/51(D)	500,000	303,989
		1,256,995
Utilities — 0.6%
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	2,033,538
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,289,717
3.750%, 08/15/42	5,000,000	3,621,913
Sempra
6.000%, 10/15/39	6,000,000	6,037,138
		20,982,306
Total Corporate Obligations
(Cost $606,399,256)		582,388,863

ASSET-BACKED SECURITIES — 7.4%
Automotive — 5.4%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	15,000,000	15,505,746
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (D)	8,000,000	8,074,391
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (D)	8,000,000	8,153,812
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (D)	5,000,000	5,026,866
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (D)	40,000,000	40,183,684
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl D
5.500%, 07/14/31 (D)	14,000,000	14,149,229
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (D)	5,000,000	5,005,092
Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (D)	$10,000,000	$10,015,263
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,701,032
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	3,228,029	3,199,983
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	2,381,158
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	9,563,459	9,606,784
CIFC Funding, Ser 2025-2A, Cl BR
5.726%, TSFR3M + 1.400%, 04/19/35 (A)(D)	9,125,000	9,067,412
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (D)	5,000,000	5,020,000
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	2,956,340	2,919,731
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,457,545
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	6,382,045	6,375,549
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (D)	4,500,000	4,527,047
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (D)	5,886,000	5,897,235
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	4,173,921
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,984,702
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	2,065,394
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (D)	2,250,000	2,266,746
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	2,093,263	2,077,375
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	971,558	972,027
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	4,018,621

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	$11,910,000	$12,894,583
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (D)	5,569,774	5,571,641
		208,292,569
Other Asset-Backed Securities — 2.0%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,634,175
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (D)	4,317,379	4,317,338
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	6,067,145
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	998,042	946,482
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,210,622	4,375,130
CIFC Funding, Ser 2025-4A, Cl C
0.000%, TSFR3M + 1.850%, 10/24/38 (A)(D)	3,000,000	3,000,000
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (D)	6,000,000	6,044,550
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	4,283,411	4,245,693
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	3,426,729	3,281,339
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	5,577,965	5,144,351
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	1,862,462	1,771,661
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	1,945,796	1,582,916
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (D)	3,000,000	3,044,923
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	3,157,519	3,152,598
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	4,028,591
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/49 (D)	6,384,000	6,334,797
Description	Face Amount	Value
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (D)	$5,000,000	$5,029,131
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,139,491
		75,140,311
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	664,442	631,401
Total Asset-Backed Securities
(Cost $284,277,086)		284,064,281

COLLATERALIZED LOAN OBLIGATIONS — 3.4%
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
6.179%, TSFR3M + 1.850%, 10/18/31 (A)(D)	5,170,000	5,163,367
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.268%, TSFR3M + 3.950%, 10/15/37 (A)(D)	5,000,000	5,025,720
BSL CLO V, Ser 2024-5A, Cl B
6.026%, TSFR3M + 1.700%, 01/20/38 (A)(D)	4,000,000	4,000,432
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
5.719%, TSFR3M + 1.402%, 07/15/31 (A)(D)	5,486,473	5,495,240
Elmwood CLO V, Ser 2024-2A, Cl D1RR
7.476%, TSFR3M + 3.150%, 10/20/37 (A)(D)	9,000,000	9,031,491
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.922%, TSFR3M + 1.600%, 01/17/38 (A)(D)	4,600,000	4,603,400
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
6.137%, TSFR3M + 1.812%, 04/20/34 (A)(D)	20,000,000	20,025,740
LCM 42, Ser 2024-42A, Cl D1
7.818%, TSFR3M + 3.500%, 01/15/38 (A)(D)	10,000,000	10,021,100
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.659%, TSFR3M + 1.342%, 07/16/31 (A)(D)	1,968,396	1,968,970
Sycamore Tree CLO, Ser 2025-6A, Cl A1
5.526%, TSFR3M + 1.200%, 04/20/38 (A)(D)	27,000,000	26,989,740
Sycamore Tree CLO, Ser 2025-6A, Cl C
6.126%, TSFR3M + 1.800%, 04/20/38 (A)(D)	15,000,000	14,906,340

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
Sycamore Tree CLO, Ser 2025-7A, Cl C
0.000%, TSFR3M + 2.000%, 08/28/38 (A)(D)	$5,000,000	$5,000,000
Venture XIX, Ser 2018-19A, Cl ARR
5.839%, TSFR3M + 1.522%, 01/15/32 (A)(D)	9,541,034	9,547,446
Wind River CLO, Ser 2024-1A, Cl D
8.576%, TSFR3M + 4.250%, 04/20/37 (A)(D)	10,000,000	10,038,200
Total Collateralized Loan Obligations
(Cost $131,765,903)		131,817,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
6.010%, 03/28/44	2,000,000	2,000,000
5.940%, 01/08/44	7,500,000	7,438,916
5.490%, 09/22/42	1,000,000	994,190
5.370%, 04/08/38	2,000,000	1,977,901
5.360%, 06/16/33	2,000,000	1,988,238
5.280%, 07/28/33	5,000,000	4,994,975
FHLB
6.250%, 10/28/54	2,000,000	1,995,606
6.125%, 10/30/54	1,375,000	1,370,614
6.000%, 04/12/38 to 07/28/45	22,101,132	22,077,115
5.940%, 04/20/43	2,000,000	2,000,423
5.625%, 02/14/34 to 02/23/39	4,333,333	4,319,538
2.150%, 09/23/36	1,500,000	1,153,404
FHLMC
5.000%, 06/12/30	5,000,000	4,999,410
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,214,930
Total U.S. Government Agency Obligations
(Cost $64,586,252)		63,525,260

SOVEREIGN DEBT — 1.4%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,057,500
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	8,915,148
4.350%, 11/06/34 (D)	40,000,000	39,448,852
Provincia de Buenos Aires
6.625%, 09/01/37 (D)(E)	314,222	221,621
Ukraine Government International Bond
4.500%, 02/01/29 to 02/01/34 (E)	2,403,678	1,397,739
0.000%, 02/01/30 to 02/01/36 (E)	1,382,113	606,436
Total Sovereign Debt
(Cost $56,016,614)		54,647,296
Description	Shares	Value
COMMON STOCK — 1.3%
Energy — 1.3%
Paratus Energy Services	12,800,000	$48,804,589
Total Common Stock
(Cost $–)		48,804,589

	Face Amount
MUNICIPAL BONDS — 1.2%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	$3,000,000	2,940,945
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	4,670,000	4,300,822
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	9,908,383
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,495,742	4,319,562
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,474,000	1,590,348
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,753,520
1.836%, 02/15/32	1,890,000	1,616,275
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,010,826
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,044,136
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	12,870,000	12,523,842
Total Municipal Bonds
(Cost $55,590,644)		48,093,509

COMMERCIAL PAPER — 0.4%
Brookfield BRP
4.655%, 08/06/25 (H)	2,600,000	2,598,030
Globe Life Inc
4.698%, 10/03/25 (H)	2,000,000	1,983,848
Hilltop Securities
4.772%, 08/27/25 (H)	5,000,000	4,981,590

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2025

Description	Face Amount	Value
Ionic FDG
4.461%, 08/13/25 (H)	$2,500,000	$2,496,003
VW Credit
4.698%, 08/07/25 (H)	2,500,000	2,497,754
WPP CP
4.644%, 08/21/25 (H)	2,000,000	1,994,647
Total Commercial Paper
(Cost $16,554,265)		16,551,872

Total Investments — 99.9%
(Cost $3,870,498,165)		$3,838,505,124

Percentages are based on Net Assets of $3,843,837,684.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2025 was $1,142,207,255 and represents 29.7% of Net Assets.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2025. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Interest rate is unavailable.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Mortgage-Backed Securities	$—	$1,621,343,387	$—	^	$1,621,343,387
U.S. Treasury Obligations	—	987,268,881	—		987,268,881
Corporate Obligations	—	580,452,170	1,936,693		582,388,863
Asset-Backed Securities	—	284,064,281	—		284,064,281
Collateralized Loan Obligations	—	131,817,186	—		131,817,186
U.S. Government Agency Obligations	—	63,525,260	—		63,525,260
Sovereign Debt	—	54,647,296	—		54,647,296
Common Stock	48,804,589	—	—		48,804,589
Municipal Bonds	—	48,008,659	84,850		48,093,509
Commercial Paper	—	16,551,872	—		16,551,872
Total Investments in Securities	$48,804,589	$3,787,678,992	$2,021,543		$3,838,505,124

^	This category includes securities with a value of $0.
(1)	A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 43.8%
Communication Services — 3.1%
AMC Networks
4.250%, 02/15/29	$94,000	$75,249
AT&T
3.850%, 06/01/60	4,000,000	2,764,450
News
5.125%, 02/15/32(A)	5,000,000	4,873,238
OT Midco
10.000%, 02/15/30(A)	4,000,000	3,259,920
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,646,670
United States Cellular
6.700%, 12/15/33	2,000,000	2,099,770
		15,719,297
Consumer Discretionary — 5.2%
Airswift Global
10.000%, 02/28/29(A)	3,000,000	3,021,293
Amazon.com
4.100%, 04/13/62	4,000,000	3,129,367
Amneal Pharmaceuticals
6.875%, 08/01/32(A)	500,000	507,490
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,006,413
Choice Hotels International
5.850%, 08/01/34	2,000,000	2,014,780
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	2,951,923
Dillard's
7.000%, 12/01/28	500,000	529,918
JBS USA Holding Lux Sarl
6.750%, 03/15/34	2,000,000	2,177,036
Newell Brands
6.375%, 05/15/30	5,000,000	4,845,198
Saks Global Enterprises
11.000%, 12/15/29(A)	6,000,000	1,350,000
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,076,468
VistaJet Malta Finance
7.875%, 05/01/27(A)	2,500,000	2,508,555
		26,118,441
Consumer Staples — 1.8%
J M Smucker
6.500%, 11/15/53	2,000,000	2,139,771
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,066,114
Philip Morris International
5.125%, 02/15/30	2,000,000	2,047,876
4.250%, 11/10/44	2,000,000	1,679,967
		8,933,728
Energy — 9.5%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,591,945
Amynta Agency Borrower and Amynta Warranty Borrower Inc
7.500%, 07/15/33(A)	100,000	100,293
Borr IHC
10.000%, 11/15/28(A)	1,068,293	1,021,441
Description	Face Amount	Value
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/74(B)	$5,000,000	$5,014,547
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,698,270
New England Power
2.807%, 10/06/50(A)	1,990,000	1,199,021
Oglethorpe Power
5.800%, 06/01/54	4,000,000	3,867,354
Panoro Energy
10.250%, 12/11/29	5,000,000	5,045,184
PBF Holding
9.875%, 03/15/30(A)	7,000,000	6,938,450
7.875%, 09/15/30(A)	2,000,000	1,824,073
Phoenix Aviation Capital
9.250%, 07/15/30(A)	3,000,000	3,143,420
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,546,507
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	509,261
Telford Finco
11.000%, 11/06/29	5,058,494	4,985,601
Topaz Solar Farms
5.750%, 09/30/39(A)	6,364,845	6,253,142
		47,738,509
Financials — 5.5%
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,902,232
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	3,002,882
Brown & Brown
5.650%, 06/11/34	3,000,000	3,054,368
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,022,197
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,139,556
LPL Holdings
6.000%, 05/20/34	3,000,000	3,100,015
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	1,004,503
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/73(B)	2,000,000	2,120,000
Synchrony Financial
5.019%, SOFRRATE + 1.395%, 07/29/29(B)	2,000,000	1,998,832
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	2,500,000	2,570,860
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,048,751
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/35(B)	3,000,000	3,131,763
		28,095,959

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Face Amount	Value
Industrials — 8.5%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	$7,000,000	$7,085,498
ATI
5.875%, 12/01/27	4,165,000	4,156,372
Boeing
5.930%, 05/01/60	3,000,000	2,870,310
5.150%, 05/01/30	2,000,000	2,031,743
2.196%, 02/04/26	1,000,000	986,734
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,904,906
Contships Logistics
9.000%, 02/11/30	4,500,000	4,427,931
GATX
6.050%, 03/15/34	2,000,000	2,109,686
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,139,890
4.200%, 05/01/30	3,000,000	2,916,900
Icahn Enterprises
9.750%, 01/15/29	1,000,000	1,010,000
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,547,584
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,065,938
Twma Finance
13.000%, 02/08/27	1,500,000	1,552,186
		42,805,678
Information Technology — 6.8%
Consensus Cloud Solutions
6.000%, 10/15/26(A)	2,000,000	1,985,124
Corning
5.450%, 11/15/79	4,000,000	3,636,435
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,807,755
Flex
5.250%, 01/15/32	2,000,000	2,023,513
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,058,521
5.875%, 01/25/34(A)	4,000,000	4,038,909
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,880,388
Kyndryl Holdings
4.100%, 10/15/41	8,929,000	7,005,499
Micron Technology
5.800%, 01/15/35	4,000,000	4,101,364
TD SYNNEX
2.650%, 08/09/31	3,000,000	2,617,696
		34,155,204
Materials — 0.4%
Hillgrove Mines Pty
12.000%, 08/01/29	2,500,000	2,382,515

Real Estate — 1.4%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,071,178
3.250%, 01/15/32‡	2,500,000	2,211,416
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	1,973,523
Description	Face Amount	Value
Sabra Health Care
3.200%, 12/01/31‡	$2,000,000	$1,781,263
		7,037,380
Utilities — 1.6%
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,105,834
Entergy Texas
5.550%, 09/15/54	1,000,000	953,262
NRG Energy
5.750%, 07/15/29(A)	3,000,000	2,973,405
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	844,520
		7,877,021
Total Corporate Obligations
(Cost $223,819,526)		220,863,732

COLLATERALIZED LOAN OBLIGATIONS — 21.2%
610 Funding CLO II, Ser 2024-2RA, Cl BR3
6.676%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	2,001,178
AMMC CLO XXVI, Ser 2025-26A, Cl B1R
6.218%, TSFR3M + 1.900%, 04/15/36 (A)(B)	7,500,000	7,515,548
Apidos CLO XL, Ser 2024-40A, Cl CR
6.268%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	5,006,500
Apidos CLO XL, Ser 2024-40A, Cl ER
9.918%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	997,977
Battalion CLO XVII, Ser 2024-17A, Cl CR
6.576%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	4,995,250
Battalion CLO XXIII, Ser 2024-23A, Cl BR
6.118%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,006,266
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.268%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,015,432
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.926%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,341,001
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
7.376%, TSFR3M + 3.050%, 01/20/38 (A)(B)	2,000,000	1,989,806
BlueMountain XXX, Ser 2022-30A, Cl ER
11.018%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,997,070

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Face Amount	Value
BSL CLO V, Ser 2024-5A, Cl B
6.026%, TSFR3M + 1.700%, 01/20/38 (A)(B)	$5,000,000	$5,000,540
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl CR2
6.384%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,249,064
CIFC Funding, Ser 2024-4A, Cl CR
6.219%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,753,393
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,815,750	1,821,001
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	907,875	893,438
Dryden 76 CLO, Ser 2024-76A, Cl BR2
6.068%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,011,469
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.922%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	4,002,956
GoldenTree Loan Management US CLO XIV, Ser 2024-14A, Cl CR
6.226%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	5,000,040
GoldenTree Loan Management US CLO XIX, Ser 2024-19A, Cl B
6.226%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,010,566
Golub Capital Partners CLO XVII, Ser 2025-17A, Cl CRR
6.498%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	2,982,717
LCM 42, Ser 2024-42A, Cl D1
7.818%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,010,550
Magnetite XLI, Ser 2024-41A, Cl D1
6.919%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	753,764
Magnetite XXIX, Ser 2024-29A, Cl BR
6.068%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	4,009,804
Magnetite XXIX, Ser 2024-29A, Cl DR
7.368%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	2,981,157
Magnetite XXXVIII, Ser 2024-38A, Cl B
6.318%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,002,160
Description	Face Amount	Value
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.818%, TSFR3M + 3.500%, 04/15/37 (A)(B)	$1,000,000	$1,003,027
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.818%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	1,000,157
MCF CLO VIII, Ser 2024-1A, Cl BR
6.729%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	2,996,883
Race Point IX CLO, Ser 2017-9A, Cl BR
6.729%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	4,016,840
Race Point IX CLO, Ser 2017-9A, Cl DR
11.479%, TSFR3M + 7.162%, 10/15/30 (A)(B)	2,000,000	1,895,162
Sycamore Tree CLO, Ser 2025-6A, Cl A1
5.526%, TSFR3M + 1.200%, 04/20/38 (A)(B)	9,120,000	9,116,534
Sycamore Tree CLO, Ser 2025-7A, Cl C
0.000%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,000,000
Wise CLO, Ser 2025-3A, Cl B1
6.074%, TSFR3M + 1.750%, 07/15/38 (A)(B)	7,500,000	7,500,000
Total Collateralized Loan Obligations
(Cost $106,906,263)		106,877,250

ASSET-BACKED SECURITIES — 17.6%
Automotive — 9.9%
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,598,489
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,017,594
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,033,716
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,057,679
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	2,010,746
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (A)	5,000,000	5,007,631

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Face Amount	Value
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	$1,000,000	$1,045,314
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,994,921
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,287,820
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	807,007	799,996
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	881,420	860,302
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,100,850
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,335,953
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,338,161
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	4,007,635
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	986,743
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,469,130
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	3,092,204
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,389,631
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	757,229
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	609,908
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,279,458
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,037,733
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,497,333
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	514,778
Description	Face Amount	Value
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	$1,000,000	$1,004,655
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,082,669
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	527,788
		49,746,066
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,516,038

Other Asset-Backed Securities — 7.2%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,347,103
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,599,898
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	812,064
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,569,956	1,569,941
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.537%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	1,003,241
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,011,191
CIFC Funding, Ser 2025-4A, Cl C
0.000%, TSFR3M + 1.850%, 10/24/38 (A)(B)	10,000,000	10,000,000
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,576,536
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,022,275
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	856,682	820,335
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,001,299
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	136,190	121,495
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	505,147

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Face Amount	Value
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	$1,500,000	$1,532,780
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	3,000,000	3,025,361
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	352,445
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	1,007,148
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,736,000	2,719,686
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	518,223
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,128,522
		36,674,690
Total Asset-Backed Securities
(Cost $88,104,425)		88,936,794

MORTGAGE-BACKED SECURITIES — 9.5%
Commercial Mortgage-Backed Obligation — 1.0%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	691,022
BXMT, Ser 2020-FL2, Cl A
5.608%, TSFR1M + 1.264%, 02/15/38 (A)(B)	159,813	159,406
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.410%, 12/10/47 (B)	424,760	418,388
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.289%, 02/10/48 (A)(B)	1,517,000	1,016,527
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.173%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	1,997,072
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	798,984	769,190
		5,051,605
Non-Agency Residential Mortgage-Backed Obligation — 8.5%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	806,157	786,699
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	957,602	942,737
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	2,000,000	1,881,677
Description	Face Amount	Value
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (A)	$2,000,000	$1,861,250
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,020,902
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	594,054	597,989
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
6.118%, 08/25/54 (A)(B)	972,210	961,602
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(B)	4,872,273	4,877,951
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	4,807,110	4,799,829
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,280,821	2,288,904
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	1,206,004	1,209,732
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,892,404	2,776,136
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (A)(C)	5,000,000	4,342,751
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (A)(C)	548,847	547,410
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(B)	1,974,986	1,974,032
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (A)(C)	2,885,202	2,872,084
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	4,969,104	4,919,220
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	1,000,964
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	996,699
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(B)	1,040,584	1,008,772
		42,667,340
Total Mortgage-Backed Securities
(Cost $47,970,393)		47,718,945

	Shares
PREFERRED STOCK — 1.0%
Communication Services — 1.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	76,143
United States Cellular
6.250%, 09/01/69	118,061	3,016,459

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2025

Description	Shares	Value
5.500%, 03/01/70	84,848	$1,881,080
Total Preferred Stock
(Cost $4,764,400)		4,973,682

	Face Amount
COMMERCIAL PAPER — 1.8%
Crown Castle Intl
5.055%, 08/05/25 (D)	$1,000,000	999,310
Hilltop Securities
4.772%, 08/27/25 (D)	4,000,000	3,985,272
Ionic FDG
4.460%, 08/13/25 (D)	2,000,000	1,996,802
VW Credit
4.698%, 08/07/25 (D)	2,000,000	1,998,204
Total Commercial Paper
(Cost $8,981,192)		8,979,588

Total Investments — 94.9%
(Cost $480,546,199)		$478,349,991

Percentages are based on Net Assets of $504,062,150.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2025 was $299,906,231 and represents 59.5% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2025. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of July 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2025

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 43.4%
U.S. Treasury Notes
4.375%, 11/30/28	$20,000,000	$20,292,188
4.000%, 01/31/29 to 02/28/30	95,000,000	95,268,359
Total U.S. Treasury Obligations
(Cost $114,343,058)		115,560,547

ASSET-BACKED SECURITIES — 28.9%
Automotive — 18.9%
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,018,598
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,022,960
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (A)	5,000,000	5,005,092
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	36,437	36,382
BMW Vehicle Owner Trust, Ser 2025-A, Cl A4
4.660%, 12/27/32	3,000,000	3,031,787
Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,818,138
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,560,133
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (A)	2,750,000	2,761,000
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	5,035,752
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,754,261
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	5,664	5,621
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl B
5.490%, 07/17/28 (A)	400,000	401,109
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	367,951	371,377
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,622,583	1,633,864
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	2,260,840	2,268,761
Description	Face Amount	Value
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	$1,250,000	$1,280,317
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,924,194
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,334,368
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,059,620
		50,323,334
Credit Card — 0.8%
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	2,000,000	2,034,261

Other Asset-Backed Securities — 9.2%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,993,878
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	921,412
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	2,387,779	2,419,374
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,277,882	1,182,208
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	256,981	244,202
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	588,232	447,157
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	126,581	121,503
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,640,502
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	580,630	566,576
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	2,060,398
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (A)	2,500,000	2,514,566
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,759,114
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	653,597	651,298

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2025

Description	Face Amount	Value

		$24,522,188
Total Asset-Backed Securities
(Cost $77,055,656)		76,879,783

CORPORATE OBLIGATIONS — 21.5%
Communication Services — 2.2%
News
3.875%, 05/15/29 (A)	$6,000,000	5,728,747

Consumer Discretionary — 1.5%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	4,061,332

Energy — 4.0%
Equities
7.500%, 06/01/27(A)	5,429,000	5,525,839
Societe Generale
5.512%, SOFRRATE + 1.650%, 05/22/31(A)(B)	5,000,000	5,099,491
		10,625,330
Financials — 3.5%
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/29(B)	2,000,000	2,036,895
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	4,000,000	4,109,582
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,258,338
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	2,033,944
		9,438,759
Industrials — 1.9%
MasTec
6.625%, 08/15/29 (A)	5,173,000	5,121,270

Information Technology — 7.3%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,820,036
Gartner
3.625%, 06/15/29(A)	5,000,000	4,742,037
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,752,817
		19,314,890
Real Estate — 1.1%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,947,645
Total Corporate Obligations
(Cost $56,999,846)		57,237,973

U.S. GOVERNMENT AGENCY OBLIGATION — 3.8%
FHLB
5.050%, 10/24/31	10,000,000	9,978,001
Total U.S. Government Agency Obligation
(Cost $9,974,735)		9,978,001
Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 0.4%
Commercial Mortgage-Backed Obligation — 0.2%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	$359,435	$357,083
Residential Mortgage-Backed Obligation — 0.2%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	594,054	597,989
Total Mortgage-Backed Securities
(Cost $958,554)		955,072

COMMERCIAL PAPER — 0.3%
VW Credit
4.698%, 08/07/25 (C)	900,000	899,191
Total Commercial Paper
(Cost $899,298)		899,191

Total Investments — 98.3%
(Cost $260,231,147)		$261,510,567

Percentages are based on Net Assets of $266,063,819.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2025

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2025 was $87,553,055 and represents 32.9% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security’s effective yield at the time of purchase.

As of July 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Glossary July 31, 2025

Fund Abbreviations

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — 5 Year US Treasury Yield Curve

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A -- Secured Overnight Financing Rate 30-day Average

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TSFR1M — 1 Month CME Term Secured

TSFR3M — 3 Month CME Term Secured

USISSO05 - 5-Year U.S. Dollar SOFR ICE Swap Rate

Statements of Assets and Liabilities July 31, 2025

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Assets:
Investments at Value	$240,834,669	$3,838,505,124	$478,349,991	$261,510,567
Foreign Currency	–	1,457	–	–
Cash	1,240,183	–	39,227,557	2,455,986
Receivable for Investment Securities Sold	244,189	13,323,886	1,636,364	–
Receivable for Capital Shares Sold	220,916	4,766,772	1,308,278	352,784
Dividends and Interest Receivable	25,576	31,271,070	4,214,243	1,865,382
Foreign Tax Reclaim Receivable	348	–	–	–
Cash Collateral on Futures Contracts	–	43,347	–	–
Prepaid Expenses	27,246	78,276	59,870	30,667
Total Assets	242,593,127	3,887,989,932	524,796,303	266,215,386

Liabilities:
Payable Due to Investment Advisor	102,880	1,137,997	212,548	67,365
Payable Due to Administrator	14,473	228,694	29,899	15,794
Payable Due to Distributor - Investor Class Shares	4,398	45,573	19,166	504
Payable Due to Distributor - A Class Shares	N/A	1,441	666	N/A
Shareholder Servicing Fees Payable - A Class Shares	N/A	3,333	–	N/A
Payable for Capital Shares Redeemed	193,510	1,194,695	2,503,994	5,647
Professional Fees Payable	35,376	93,054	61,914	43,286
Transfer Agent Fees Payable	7,492	69,576	12,859	7,591
Payable Due to Trustees	1,558	24,681	3,209	1,705
Chief Compliance Officer Fees Payable	779	12,334	1,604	852
Pricing Fees Payable	247	36,362	18,658	4,467
Payable for Investment Securities Purchased	–	32,894,606	17,850,000	–
Payable to Custodian	–	8,318,064	–	–
Income Distribution Payable	–	215	–	–
Other Accrued Expenses	7,217	91,623	19,636	4,356
Total Liabilities	367,930	44,152,248	20,734,153	151,567

Net Assets	$242,225,197	$3,843,837,684	$504,062,150	$266,063,819

NET ASSETS:
Paid-in Capital	$54,125,135	$4,136,823,340	$516,565,456	$285,689,099
Total Distributable Earnings (Accumulated Loss)	188,100,062	(292,985,656)	(12,503,306)	(19,625,280)
Net Assets	$242,225,197	$3,843,837,684	$504,062,150	$266,063,819

Institutional Class Shares:
Net Assets	$222,503,786	$3,616,083,973	$405,347,135	$263,146,518
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	13,080,353	373,895,305	43,226,277	26,581,662
Net Asset Value, Offering and Redemption Price Per Share	$17.01	$9.67	$9.38	$9.90

Investor Class Shares:
Net Assets	$19,721,411	$222,122,202	$95,720,983	$2,917,301
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	1,217,196	22,976,347	10,229,824	294,456
Net Asset Value, Offering and Redemption Price Per Share	$16.20	$9.67	$9.36	$9.91
A Class Shares:
Net Assets	N/A	$5,631,509	$2,994,032	N/A
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	N/A	583,165	320,129	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.66	$9.35	N/A
Maximum Offering Price Per Share — Class A	N/A	$9.98	$9.57	N/A
Cost of Investments	$89,968,641	$3,870,498,165	$480,546,199	$260,231,147
Cost (Proceeds) of Foreign Currency	$761	$(387)	$–	$–

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the Year Ended July 31, 2025

	Growth Equity	Total Return		Low Duration
	Fund	Bond Fund	Credit Fund	Bond Fund
Investment Income:
Dividend Income	$1,268,087	$11,215,572	$134,307	$113
Interest Income	–	212,665,339	28,239,154	12,015,112
Foreign Taxes Withheld	(1,718)	–	–	–
Total Investment Income	1,266,369	223,880,911	28,373,461	12,015,225

Expenses:
Investment Advisory Fees	1,179,353	12,774,656	2,166,913	814,427
Administration Fees	167,239	2,586,917	307,021	192,483
Distribution Fees - Investor Class Shares	46,183	561,244	245,342	6,769
Distribution Fees - A Class Shares	N/A	11,465	7,188	N/A
Trustees' Fees	6,796	106,182	12,509	7,834
Chief Compliance Officer Fees	2,541	17,759	3,539	2,665
Shareholder Servicing Fees	N/A	4,586	N/A	N/A
Registration Fees	81,983	218,637	122,122	50,382
Transfer Agent Fees	48,155	518,949	92,668	52,120
Professional Fees	40,076	167,299	70,665	49,261
Printing Fees	7,870	117,950	16,572	7,525
Custodian Fees	4,100	63,358	17,986	4,911
Pricing Fees	1,742	123,129	64,350	15,298
Insurance and Other Expenses	12,340	120,718	17,928	13,593
Total Expenses	1,598,378	17,392,849	3,144,803	1,217,268
Less: Fees Paid Indirectly	(1,796)	(124,805)	(30,478)	(6,013)
Net Expenses	1,596,582	17,268,044	3,114,325	1,211,255
Net Investment Income/(Loss)	(330,213)	206,612,867	25,259,136	10,803,970
Net Realized Gain/(Loss) on:
Investments	39,926,475	(15,213,432)	(13,802)	979,432
Foreign Currency Transactions	(387)	92,655	–	–
Net Realized Gain/(Loss)	39,926,088	(15,120,777)	(13,802)	979,432
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,264,693	(75,292,363)	(3,181,029)	1,494,684
Foreign Currency Translation	(761)	791	–	–
Net Change in Unrealized Appreciation (Depreciation)	5,263,932	(75,291,572)	(3,181,029)	1,494,684
Net Realized and Unrealized Gain (Loss)	45,190,020	(90,412,349)	(3,194,831)	2,474,116
Increase in Net Assets Resulting from Operations	$44,859,807	$116,200,518	$22,064,305	$13,278,086

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

Statements of Changes in Net Assets

	Growth Equity Fund
	Year ended	Year ended
	July 31, 2025	July 31, 2024
Operations:
Net Investment Income (Loss)	$(330,213)	$(143,162)
Net Realized Gain	39,926,088	98,180,602
Net Change in Unrealized Appreciation (Depreciation)	5,263,932	(41,336,169)
Net Increase in Net Assets Resulting from Operations	44,859,807	56,701,271
Distributions:
Institutional Class Shares	(42,781,808)	(38,049,107)
Investor Class Shares	(3,655,532)	(2,338,795)
A Class Shares	N/A	N/A
Return of Capital:
Institutional Class Shares	–	–
Investor Class Shares	–	–
A Class Shares	N/A	N/A
Total Distributions	(46,437,340)	(40,387,902)
Capital Share Transactions:
Institutional Class Shares:
Issued	19,490,135	72,758,690
Reinvestment of Dividends	29,891,540	26,414,831
Redeemed	(48,722,320)	(152,446,745)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	659,355	(53,273,224)
Investor Class Shares:
Issued	3,537,982	4,883,067
Reinvestment of Dividends	3,590,736	2,257,969
Redeemed	(4,745,029)	(44,623,097)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	2,383,689	(37,482,061)
A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Net Increase (Decrease) in Net Assets from A Class Share Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,043,044	(90,755,285)
Total Increase (Decrease) in Net Assets	1,465,511	(74,441,916)
Net assets:
Beginning of Year	240,759,686	315,201,602
End of Year	$242,225,197	$240,759,686
Share Transactions:
Institutional Class Shares:
Issued	1,209,461	4,779,089
Reinvestment of Dividends	1,962,675	1,869,076
Redeemed	(3,028,598)	(10,258,381)
Total Increase (Decrease) in Institutional Class Shares	143,538	(3,610,216)
Investor Class Shares:
Issued	230,078	323,621
Reinvestment of Dividends	247,126	165,783
Redeemed	(315,675)	(3,007,511)
Total Increase (Decrease) in Investor Class Shares	161,529	(2,518,107)
A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Total Increase (Decrease) in A Class Shares	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	305,067	(6,128,323)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
$206,612,867	$158,999,188	$25,259,136	$12,651,274	$10,803,970	$12,603,741
(15,120,777)	(3,907,258)	(13,802)	(2,237,564)	979,432	(3,499,098)
(75,291,572)	163,650,189	(3,181,029)	12,277,754	1,494,684	10,808,289
116,200,518	318,742,119	22,064,305	22,691,464	13,278,086	19,912,932

(184,242,985)	(144,982,307)	(20,672,976)	(10,581,993)	(11,663,341)	(12,474,479)
(11,449,279)	(11,507,752)	(5,896,949)	(2,322,438)	(112,209)	(219,076)
(234,043)	(280,394)	(170,446)	(110,119)	N/A	N/A
–	–	–	(17,620)	–	–
–	–	–	(4,249)	–	–
–	–	–	(190)	N/A	N/A
(195,926,307)	(156,770,453)	(26,740,371)	(13,036,609)	(11,775,550)	(12,693,555)

1,162,943,345	1,026,678,903	244,600,970	143,271,087	37,506,023	80,500,969
132,164,776	97,437,577	13,819,022	4,325,614	5,819,423	5,355,451
(754,712,077)	(598,982,279)	(103,590,642)	(30,749,142)	(99,358,047)	(93,287,306)
540,396,044	525,134,201	154,829,350	116,847,559	(56,032,601)	(7,430,886)

44,097,308	41,018,975	104,392,994	49,664,226	564,790	459,107
9,038,083	9,532,933	5,567,431	2,217,684	66,214	201,846
(45,673,158)	(103,959,715)	(73,788,663)	(23,792,310)	(470,577)	(15,527,280)
7,462,233	(53,407,807)	36,171,762	28,089,600	160,427	(14,866,327)

2,883,317	328,817	1,221,332	1,651,493	N/A	N/A
152,262	118,897	152,060	105,899	N/A	N/A
(1,205,939)	(2,917,937)	(1,100,311)	(139,225)	N/A	N/A
1,829,640	(2,470,223)	273,081	1,618,167	N/A	N/A
549,687,917	469,256,171	191,274,193	146,555,326	(55,872,174)	(22,297,213)
469,962,128	631,227,837	186,598,127	156,210,181	(54,369,638)	(15,077,836)

3,373,875,556	2,742,647,719	317,464,023	161,253,842	320,433,457	335,511,293
$3,843,837,684	$3,373,875,556	$504,062,150	$317,464,023	$266,063,819	$320,433,457

118,662,544	107,660,264	25,905,001	15,461,763	3,790,351	8,250,402
13,527,624	10,234,209	1,467,724	467,677	588,864	551,246
(77,210,848)	(63,257,448)	(11,012,528)	(3,331,848)	(10,020,847)	(9,619,673)
54,979,320	54,637,025	16,360,197	12,597,592	(5,641,632)	(818,025)

4,490,119	4,329,702	11,050,772	5,355,985	57,016	47,248
924,873	1,004,833	591,949	240,980	6,694	20,867
(4,674,838)	(11,103,705)	(7,904,382)	(2,588,978)	(47,581)	(1,611,233)
740,154	(5,769,170)	3,738,339	3,007,987	16,129	(1,543,118)

297,088	34,283	129,583	180,149	N/A	N/A
15,626	12,514	16,171	11,506	N/A	N/A
(123,128)	(302,824)	(116,140)	(14,977)	N/A	N/A
189,586	(256,027)	29,614	176,678	N/A	N/A
55,909,060	48,611,828	20,128,150	15,782,257	(5,625,503)	(2,361,143)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year

For the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2025	$17.25	$(0.02)	$3.22	$3.20	$—	$(3.44)	$(3.44)	$17.01	20.89%	222,504	0.66%	0.66%	(0.12)%	16%
2024	15.75	(0.01)	3.87	3.86	(0.01)	(2.35)	(2.36)	17.25	27.87	223,213	0.67	0.67	(0.03)	17
2023	15.29	0.03	1.87	1.90	—	(1.44)	(1.44)	15.75	15.34	260,597	0.63	0.63	0.21	12
2022	20.28	(0.02)	(2.56)	(2.58)	—	(2.41)	(2.41)	15.29	(14.97)	287,799	0.63	0.63	(0.11)	7
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83	389,166	0.63	0.63	(0.06)	17
Investor Class Shares
2025	$16.62	$(0.06)	$3.08	$3.02	$—	$(3.44)	$(3.44)	$16.20	20.56%	19,721	0.91%	0.91%	(0.37)%	16%
2024	15.28	(0.04)	3.73	3.69	—	(2.35)	(2.35)	16.62	27.55	17,547	0.91	0.91	(0.27)	17
2023	14.91	(0.01)	1.82	1.81	—	(1.44)	(1.44)	15.28	15.11	54,604	0.88	0.88	(0.05)	12
2022	19.89	(0.06)	(2.51)	(2.57)	—	(2.41)	(2.41)	14.91	(15.24)	50,405	0.88	0.88	(0.36)	7
2021	15.68	(0.05)	4.87	4.82	—	(0.61)	(0.61)	19.89	31.52	69,343	0.88	0.88	(0.31)	17
Total Return Bond Fund
Institutional Class Shares
2025	$9.88	$0.55	$(0.24)	$0.31	$(0.52)	$—	$(0.52)	$9.67	3.24%	3,616,084	0.46%	0.46%	5.67%	66%
2024	9.36	0.52	0.51	1.03	(0.51)	—	(0.51)	9.88	11.34	3,150,416	0.46	0.46	5.44	48
2023	9.70	0.53	(0.34)	0.19	(0.53)	—	(0.53)	9.36	2.05	2,474,473	0.46	0.47	5.60	64
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	—	(0.36)	9.70	(3.30)	2,437,441	0.47	0.47	3.46	73
2021	10.07	0.30	0.38	0.68	(0.35)	—	(0.35)	10.40	6.85	2,741,353	0.46	0.46	2.93	38
Investor Class Shares
2025	$9.87	$0.53	$(0.23)	$0.30	$(0.50)	$—	$(0.50)	$9.67	3.09%	222,122	0.71%	0.71%	5.41%	66%
2024	9.36	0.49	0.50	0.99	(0.48)	—	(0.48)	9.87	10.94	219,576	0.71	0.71	5.21	48
2023	9.70	0.50	(0.34)	0.16	(0.50)	—	(0.50)	9.36	1.79	262,100	0.71	0.72	5.34	64
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	—	(0.34)	9.70	(3.55)	302,887	0.72	0.72	3.20	73
2021	10.07	0.27	0.38	0.65	(0.32)	—	(0.32)	10.40	6.59	368,782	0.71	0.71	2.67	38
A Class Shares
2025	$9.87	$0.52	$(0.24)	$0.28	$(0.49)	$—	$(0.49)	$9.66	2.90%	5,632	0.81%	0.81%	5.34%	66%
2024	9.35	0.49	0.50	0.99	(0.47)	—	(0.47)	9.87	10.96	3,883	0.81	0.81	5.12	48
2023	9.69	0.49	(0.34)	0.15	(0.49)	—	(0.49)	9.35	1.69	6,075	0.81	0.82	5.23	64
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	—	(0.34)	9.69	(3.63)	10,078	0.79	0.79	3.19	73
2021	10.06	0.28	0.39	0.67	(0.33)	—	(0.33)	10.40	6.71	6,894	0.72	0.72	2.69	38

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains		Return of Capital		Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2025	$9.44	$0.55	$(0.04)	$0.51	$(0.57)	$—		$—		$(0.57)	$9.38	5.60%	405,347	0.66%	0.66%	5.88%	24%
2024	9.03	0.57	0.42	0.99	(0.58)	—	^^	—	^^	(0.58)	9.44	11.30	253,573	0.70	0.70	6.18	26
2023	9.11	0.53	(0.07)	0.46	(0.54)	—		—		(0.54)	9.03	5.31	128,833	0.73	0.73	5.90	16
2022	10.12	0.42	(1.02)	(0.60)	(0.41)	—	^^	—		(0.41)	9.11	(6.05)	143,810	0.71	0.71	4.36	29
2021	9.47	0.37	0.67	1.04	(0.39)	—		—		(0.39)	10.12	11.12	166,805	0.71	0.71	3.78	21
Investor Class Shares
2025	$9.42	$0.53	$(0.04)	$0.49	$(0.55)	$—		$—		$(0.55)	$9.36	5.35%	95,721	0.91%	0.91%	5.64%	24%
2024	9.01	0.55	0.41	0.96	(0.55)	—	^^	—	^^	(0.55)	9.42	11.05	61,156	0.95	0.95	5.93	26
2023	9.10	0.51	(0.08)	0.43	(0.52)	—		—		(0.52)	9.01	4.94	31,396	0.98	0.98	5.72	16
2022	10.10	0.40	(1.01)	(0.61)	(0.39)	—	^^	—		(0.39)	9.10	(6.19)	18,380	0.96	0.96	4.18	29
2021	9.46	0.35	0.65	1.00	(0.36)	—		—		(0.36)	10.10	10.74	9,333	0.96	0.96	3.52	21
A Class Shares
2025	$9.41	$0.53	$(0.04)	$0.49	$(0.55)	$—		$—		$(0.55)	$9.35	5.35%	2,994	0.91%	0.91%	5.63%	24%
2024	9.01	0.55	0.40	0.95	(0.55)	—	^^	—	^^	(0.55)	9.41	10.94	2,735	0.95	0.95	5.94	26
2023	9.09	0.51	(0.07)	0.44	(0.52)	—		—		(0.52)	9.01	5.06	1,025	0.98	0.98	5.66	16
2022	10.10	0.40	(1.02)	(0.62)	(0.39)	—	^^	—		(0.39)	9.09	(6.30)	1,090	0.96	0.96	4.12	29
2021	9.45	0.35	0.66	1.01	(0.36)	—		—		(0.36)	10.10	10.87	1,022	0.96	0.96	3.51	21
Low Duration Bond Fund
Institutional Class Shares
2025	$9.86	$0.39	$0.08	$0.47	$(0.43)	$—		$—		$(0.43)	$9.90	4.90%	263,147	0.44%	0.44%	3.98%	46%
2024	9.62	0.41	0.24	0.65	(0.41)	—		—		(0.41)	9.86	6.94	317,687	0.45	0.45	4.20	72
2023	9.81	0.29	(0.19)	0.10	(0.29)	—		—		(0.29)	9.62	1.05	317,976	0.43	0.44	2.97	81
2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)		—		(0.19)	9.81	(4.49)	375,615	0.43	0.43	1.32	36
2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)		—		(0.19)	10.47	1.82	454,723	0.43	0.43	1.50	49
Investor Class Shares
2025	$9.87	$0.37	$0.08	$0.45	$(0.41)	$—		$—		$(0.41)	$9.91	4.64%	2,917	0.69%	0.69%	3.73%	46%
2024	9.63	0.37	0.26	0.63	(0.39)	—		—		(0.39)	9.87	6.64	2,746	0.69	0.69	3.78	72
2023	9.81	0.26	(0.18)	0.08	(0.26)	—		—		(0.26)	9.63	0.90	17,535	0.68	0.69	2.72	81
2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)		—		(0.17)	9.81	(4.83)	22,178	0.68	0.68	1.07	36
2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)		—		(0.16)	10.48	1.56	29,523	0.68	0.68	1.25	49

†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements July 31, 2025

1. Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”) and Frost Low Duration Bond Fund (the “Low Duration Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Notes to Financial Statements July 31, 2025

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Advisor and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Advisor.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Advisor if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Advisor makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

● Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

● Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Notes to Financial Statements July 31, 2025

● Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended July 31, 2025, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Advisor’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Advisor. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements July 31, 2025

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no futures held by the Funds during the year ended and no futures held as of July 31, 2025.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, and Low Duration Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the year ended July 31, 2025, the Funds did not participate in the Interfund Lending Program.

3. Transactions with Affiliates:

Certain officers and two trustees of the Trust are also employees of the Advisor, the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Notes to Financial Statements July 31, 2025

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended July 31, 2025, the Funds were charged as follows for these services: $167,239 in the Growth Equity Fund, $2,586,917 in the Total Return Bond Fund, $307,021 in the Credit Fund and $192,483 in the Low Duration Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the year ended July 31, 2025, Total Return Bond Fund paid $4,586 for shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Advisor serves as the investment advisor to the Funds. The Advisor is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2026 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Advisor is entitled to the same fee for its services to each Fund. In addition, the Advisor agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Advisor’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund	0.50%	1.25%	1.50%	N/A
Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%
Credit Fund	0.50%	1.00%	1.25%	1.40%

Notes to Financial Statements July 31, 2025

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

*	The Rate includes the distribution amount of 0.25%.

**	The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

If at any point it becomes unnecessary for the Advisor to make Expense Limitation reimbursements, the Advisor may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the year ended July 31, 2025, the Advisor did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments and in-kind transactions, for the year ended July 31, 2025, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$37,699,440	$37,699,440
Sales	—	78,593,590	78,593,590
Total Return Bond Fund
Purchases	2,172,781,617	805,521,560	2,978,303,177
Sales	1,620,434,170	681,238,750	2,301,672,920
Credit Fund
Purchases	—	260,565,817	260,565,817
Sales	—	86,287,495	86,287,495
Low Duration Bond Fund
Purchases	69,744,141	39,868,293	109,612,434
Sales	55,015,977	106,564,166	161,580,143

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs (Real Estate Investment Trust), amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond adjustment, foreign currency gain/(loss), net operating loss and perpetual bond adjustment.

Notes to Financial Statements July 31, 2025

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2025 is primarily related to net operating loss:

	Paid-in Capital	Distributable Earnings (Loss)
Frost Growth Equity Fund	$(91,440)	$91,440

The tax character of dividends and distributions declared during the years ended July 31, 2025 and July 31, 2024, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2025	$–	$667,031	$45,770,309	$–	$46,437,340
2024	–	225,528	40,162,374	–	40,387,902
Total Return Bond Fund
2025	–	195,926,307	–	–	195,926,307
2024	–	156,770,453	–	–	156,770,453
Credit Fund
2025	–	26,740,371	–	–	26,740,371
2024	–	13,014,550	–	22,059	13,036,609
Low Duration Bond Fund
2025	–	11,775,550	–	–	11,775,550
2024	–	12,693,555	–	–	12,693,555

As of July 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Post October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$–	$–	$37,511,553	$–	$–	$150,825,745	$(237,239)	$3	$188,100,062
Total Return Bond Fund	744,095	–	–	–	(257,641,580)	(36,088,216)	–	45	(292,985,656)
Credit Fund	82,752	–	–	–	(8,980,645)	(3,605,414)	–	1	(12,503,306)
Low Duration Bond Fund	55,185	–	–	–	(19,984,125)	303,653	–	7	(19,625,280)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024, through July 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025, through July 31, 2025, and specified losses realized on investment transactions from November 1, 2024, through July 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For the year ended July 31, 2025, there were no deferred Post-October capital losses. Frost Growth Equity Fund deferred late year losses of $237,239.

Notes to Financial Statements July 31, 2025

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$62,754,349	$194,887,231	$257,641,580
Credit Fund	1,624,191	7,356,454	8,980,645
Low Duration Bond Fund	4,697,603	15,286,522	19,984,125

During the year ended July 31, 2025, Low Duration Bond Fund utilized $955,077 in capital loss carryforwards to offset capital gains.

The aggregate cost of investments for federal income tax purposes at July 31, 2025, is different from book purposes primarily due to wash sales loss deferrals, market discount adjustment, perpetual bond adjustment and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$90,008,164	$152,297,617	$(1,471,872)	$150,825,745
Total Return Bond Fund	3,874,596,120	113,969,736	(150,057,952)	(36,088,216)
Credit Fund	481,955,405	5,544,822	(9,150,236)	(3,605,414)
Low Duration Bond Fund	261,206,914	2,290,004	(1,986,351)	303,653

8. Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Notes to Financial Statements July 31, 2025

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Distressed Securities Risk (Total Return Bond Fund, Credit Fund): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Notes to Financial Statements July 31, 2025

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Advisor believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Notes to Financial Statements July 31, 2025

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk (Growth Equity Fund): Institutional Investor(s) of the Fund may hold a proportion of a Fund’s shares, alone or in the aggregate, greater than the average retail investor(s). Transactions (i.e., large purchase or large redemption) of an institutional investor could impact a retail investor in the process of actively managing the Fund. While it is impossible to predict the long-term impact of these transactions; such events could have an adverse effect on the Fund's performance, expenses, and taxes. Large purchases by an institutional investor may have an adverse effect on the Fund's performance, as it may take time to invest the cash and may require the Fund’s portfolio managers to maintain a larger cash position than they would under normal market conditions. Large redemptions by an institutional investor may increase the Fund’s transactional costs, expense ratio and may have an adverse tax effect for the remaining shareholders of the Fund by requiring a sale of portfolio securities that may have not been sold under normal market conditions.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Advisor will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Municipal Issuers Risk (Low Duration Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Non-Diversified Risk (Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Notes to Financial Statements July 31, 2025

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

9. Other:

On July 31, 2025, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	4	87

Notes to Financial Statements July 31, 2025

	# of Shareholders	% of Outstanding Shares
Investor Class Shares	2	64
Total Return Bond Fund
Institutional Class Shares	3	53
Investor Class Shares	—	—
A Class Shares	1	18
Credit Fund
Institutional Class Shares	3	53
Investor Class Shares	1	41
A Class Shares	1	10
Low Duration Bond Fund
Institutional Class Shares	2	34
Investor Class Shares	3	49

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Advisor acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm July 31,

To the Shareholders and the Board of Trustees of Frost Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frost Family of Funds (the “Trust”) (comprising the Frost Credit Fund, Frost Growth Equity Fund, Frost Low Duration Bond Fund, and Frost Total Return Bond Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of July 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Frost Family of Funds at July 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Frost investment companies since 2008.

San Antonio, Texas

September 25, 2025

Notice to Shareholders July 31, 2025 (Unaudited)

For shareholders who do not have a July 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2025 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Income Distribution (Tax Basis)	Total Distributions (Tax Basis)
Growth Equity Fund	0.00%	98.56%	1.44%	0.00%	100.00%
Total Return Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Credit Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Low Duration Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income (15% Tax Rate for QDI)(2)	U.S. Government Interest(3)	Qualifying Interest Income(4)	Qualified Short-Term Capital Gain(5)
Growth Equity Fund	100.00%	100.00%	0.00%	0.00%	100.00%
Total Return Bond Fund	0.00%	0.00%	0.00%	83.46%	0.00%
Credit Fund	0.00%	0.00%	0.00%	98.14%	0.00%
Low Duration Bond Fund	0.00%	0.00%	39.85%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

Please consult your tax advisor for proper treatment of this information. This notification should be kept with you permanent tax papers.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Frost Family of Funds

Investment Advisor

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-AR-001-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: October 3, 2025